Stock Based Compensation Plans: (Details Text) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stock Based Compensation Plans Details Textabstract [Abstract]
Maximum number of shares available under the plan	8,750
Options available for grant	2,300
Maximum term of options	10 years
Non-cash compensation expense	$ 30	$ 200
Amount payable in event of change of control	$ 8,900